Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 25, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class A
Prospectus:
Trading Symbol	CBHAX
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class C
Prospectus:
Trading Symbol	CBHCX
Victory Market Neutral Income Fund (formerly Victory CEMP Market Neutral Income Fund) | Class I
Prospectus:
Trading Symbol	CBHIX
Victory US 500 Enhanced Volatility Wtd Index Fund (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index Fund) | Class A
Prospectus:
Trading Symbol	CUHAX
Victory US 500 Enhanced Volatility Wtd Index Fund (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index Fund) | Class C
Prospectus:
Trading Symbol	CUHCX
Victory US 500 Enhanced Volatility Wtd Index Fund (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index Fund) | Class I
Prospectus:
Trading Symbol	CUHIX
Victory US 500 Enhanced Volatility Wtd Index Fund (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index Fund) | Class R6
Prospectus:
Trading Symbol	CUHRX